SHARE INCENTIVE PLAN (Details) (USD $)	12 Months Ended						0 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 26, 2010 Share options	Apr. 20, 2010 Share options	Apr. 02, 2010 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2010 Share options Minimum	Dec. 31, 2010 Share options Maximum	Dec. 31, 2010 Share options with performance conditions	Dec. 31, 2012 Share options with performance conditions Minimum	Dec. 31, 2012 Share options with performance conditions Maximum	Dec. 31, 2012 Restricted shares	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares
SHARE INCENTIVE PLAN
Ordinary shares reserved				8,000,000	7,000,000	7,000,000
Share incentive plan
Restricted shares granted																			154,926	84,000	470,000
Contractual term										10 years
Percentage of awards vesting after first year of service										25.00%
Remaining period, after first year of service, over which the awards will vest ratably										36 months									36 months
Performance period																	9 months	48 months
Number of shares that would vest only upon the achievement of certain performance conditions							107,000	100,000	172,000	0	0	379,000				80,100
Assumptions used to estimate fair value of share options granted to employees
Minimum risk-free interest rate (as a percent)												0.46%
Maximum risk-free interest rate (as a percent)												2.67%
Expected life														9 months	4 years
Minimum expected volatility(as a percent)												0.66%
Maximum expected volatility(as a percent)												1.52%
Expected dividends (as a percent)												0.00%
Number of shares
Outstanding at the beginning of the period (in shares)	1,555,353	1,771,824								1,555,353	1,771,824	2,399,658
Granted (in shares)							107,000	100,000	172,000	0	0	379,000				80,100
Exercised (in shares)	(39,100)	(88,334)	(202,800)							(39,100)	(88,334)	(202,800)
Forfeited (in shares)										(27,557)	(128,137)	(804,034)
Outstanding at the end of the period (in shares)	1,488,696	1,555,353	1,771,824							1,488,696	1,555,353	1,771,824	2,399,658
Exercisable at the end of the period (in shares)										1,415,873
Vested or expected to vest at the end of the period (in shares)										1,415,873
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)										$ 4.55	$ 4.13	$ 5.10
Granted (in dollars per share)							$ 4.32	$ 4.71	$ 4.68					$ 4.32	$ 4.71
Exercised (in dollars per share)										$ 1.00	$ 1.05	$ 0.76
Forfeited (in dollars per share)										$ 5.31	$ 6.06	$ 8.09
Outstanding at the end of the period (in dollars per share)										$ 4.22	$ 4.55	$ 4.13	$ 5.10
Exercisable at the end of the period (in dollars per share)										$ 4.78
Vested or expected to vest at the end of the period (in dollars per share)										$ 4.78
Weighted average remaining contractual life
Outstanding at the end of the period										5 years 3 months 11 days	6 years 3 months 18 days	7 years 4 months 2 days	8 years
Exercisable at the end of the period										5 years 4 days
Vested or expected to vest at the end of the period										5 years 4 days
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)										$ 1.33	$ 1.45	$ 1.87
Granted (in dollars per share)							$ 3.78	$ 4.71	$ 2.58
Exercised (in dollars per share)										$ 0.21	$ 0.18	$ 0.23
Forfeited (in dollars per share)										$ 3.60	$ 3.92	$ 4.14
Outstanding at the end of the period (in dollars per share)										$ 1.46	$ 1.33	$ 1.45	$ 1.87
Options additional disclosure
Proceeds from exercise of stock options by the employees (in dollars)	$ 39,000	$ 92,840	$ 157,533							$ 39,000	$ 92,840	$ 157,533
Aggregate intrinsic value of Options outstanding (in dollars)										0
Aggregate intrinsic value of Options exercisable (in dollars)										0
Aggregate intrinsic value of Options vested or expected to vest (in dollars)										0
Aggregate intrinsic value of Options exercised (in dollars)										$ 78,216	$ 230,732	$ 1,561,267